Subsequent Events (Details) (Subsequent Events, USD $)	0 Months Ended
	Aug. 04, 2014	Jul. 17, 2014 Highland Lakes Center
Subsequent events
Percentage of ownership interest sold		100.00%
Consideration on sale of real estate		$ 21,500,000
Gain on sale of interests in properties		9,100,000
Quarterly cash dividend declared (in dollars per share)	$ 0.25
Annual compensation of independent director	$ 200,000